SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) (Paranthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Capitalized stock-based compensation	$ 140	$ 29
Asset retirement obligations	$ 462	$ 4